Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries	€ 240.6	€ 200.8	€ 205.4
Social security costs	46.0	42.0	45.9
Other pension costs	13.1	14.6	13.2
Total payroll costs	€ 299.7	€ 257.4	€ 264.5